COMMITMENTS AND CONTINGENCIES - Others (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2015	Feb. 12, 2018	Dec. 31, 2017	Dec. 31, 2014
Central Bank of Russia
Potential adverse effects of economic instability and sanctions
Key rate		7.50%	7.75%	17.00%
Ukranian Bank
Potential adverse effects of economic instability and sanctions
Provision in respect of cash balances in banks, whose liquidity was affected by the economic downturn	₽ 1,698
Current accounts and deposits			₽ 1,330